Derivative Instruments - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net gain related to fair value hedge	$ (278)